Other Balance Sheet Components - Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other assets:
Investment related deposits	$ 33,641	$ 46,777
Deferred tax assets	25,400	23,213
Deposits for land use rights	6,244	6,321
Others	5,800	4,816
Total Other assets	$ 71,085	$ 81,127